Principal Accounting Policies - Intangible Assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Intangible assets, net [Line Items]
Impairment charges	¥ 0		¥ 31,876	¥ 32,014
Impairment charges on goodwill	¥ 0	$ 0	¥ 0
Software [Member] | Minimum [Member]
Intangible assets, net [Line Items]
Estimated useful lives	1 year	1 year
Software [Member] | Maximum [Member]
Intangible assets, net [Line Items]
Estimated useful lives	5 years	5 years
Separately identifiable intangible assets arising from acquisitions and business cooperation agreement [Member] | Minimum [Member]
Intangible assets, net [Line Items]
Estimated useful lives	1 year	1 year
Separately identifiable intangible assets arising from acquisitions and business cooperation agreement [Member] | Maximum [Member]
Intangible assets, net [Line Items]
Estimated useful lives	20 years	20 years